Significant Accounting policies - Additional Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Number	Dec. 31, 2010	Dec. 31, 2009
Restricted Cash	$ 405,566	$ 773,828
Restricted Cash and Cash Equivalents, Current	72,765	578,311
Restricted cash and cash equivalents, non-current	332,801	195,517
Capitalized interest	76,068	78,451	31,383
Useful life, maximum in years	15
Estimated Residual Value Of Vessels Per Lightweight Ton	250	120
Change in Accounting Estimate [Abstract]
Effect in net loss from the change of residual value's estimation	3,878
Effect in EPS, basic	$ 0.01
Effect in EPS, diluted	$ 0.01
Vessel impairment charge	144,688	3,588	1,578
Maintentance And Vessel Operating Expense Average Annual Inflation Rate Assumption	2.00%
Fleet Utilization Assumption	98.00%
Amortization and write off of Financing Costs	27,182	9,249	12,745
Number Of Pension Benefit Plans	3
Variances On Time Charter Rates Upper Limit	97.50%
Variances On Time Charter Rates Lower Limit	92.50%
Advances for vessels and drillships under construction	1,027,889	2,072,699	1,182,600
Funding Loan Installments [Member]
Restricted Cash and Cash Equivalents, Current	72,765	576,702
Minimum Restricted Cash Deposit [Member]
Restricted Cash and Cash Equivalents, Current	0	1,609
Restricted cash and cash equivalents, non-current	332,801
Vessels [Member]
Useful life	25 years
Drilling Rigs And Drillships Bare Decks [Member]
Useful life	30 years
Drilling Rigs And Drillships Other Assets Parts [Member]
Useful life, minimum in years	5
Useful life, maximum in years	15
Drilling Rigs Machinery And Equipment [Member]
Useful life, minimum in years	5
IT And Office Equipment
Useful life	5 years
Vessel La Jolla (Member)
Change in Accounting Estimate [Abstract]
Vessel impairment charge	5,917	0	0
Option Contract With Samsung (Member)
Change in Accounting Estimate [Abstract]
Advances for vessels and drillships under construction	731,574
Drilling Rigs [Member]
Change in Accounting Estimate [Abstract]
Residual value per drillship/drilling rig	35,000
Drillships [Member]
Change in Accounting Estimate [Abstract]
Residual value per drillship/drilling rig	50,000
Cumulative installments payments to yard [Member]
Change in Accounting Estimate [Abstract]
Advances for vessels and drillships under construction	$ 961,102